UNAUDITED STOCKHOLDERS' (DEFICIT) EQUITY - Common Stock Shares (Details)							1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Sep. 26, 2023 shares	Apr. 21, 2023 shares	Jan. 19, 2022 shares	Nov. 30, 2021 shares	Jan. 19, 2021 shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2023 Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Oct. 15, 2023 $ / shares shares	Jul. 23, 2023 shares	Apr. 30, 2023 $ / shares shares	Oct. 09, 2022 shares	Jul. 17, 2022 shares	Apr. 24, 2022 $ / shares shares	Apr. 25, 2021 shares	Apr. 26, 2020 $ / shares shares
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, shares authorized (in shares)											35,000,000		20,000,000
Par value of common stock | $ / shares											$ 0.01		$ 0.01			$ 0.01		$ 0.01
Common stock, shares issued (in shares)											6,178,962		6,178,962			6,167,254
Common stock, shares outstanding (in shares)											6,178,962		6,178,962			6,167,254
Class A common stock subject to possible redemption, outstanding (in shares)											11,054,593	10,999,393	10,203,945	10,203,945	10,203,945	10,085,612	9,585,612	9,310,612
Number of shares issued during the period		5,000,000
BANYAN ACQUISITION CORPORATION
STOCKHOLDERS' (DEFICIT) EQUITY
Aggregate purchase price | $	[1]								$ 25,000
Class A common stock | BANYAN ACQUISITION CORPORATION
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, shares authorized (in shares)								240,000,000	240,000,000	240,000,000
Par value of common stock | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote								1		1
Number of shares issued on conversion			2,000,000
Common stock, shares issued (in shares)			5,998,687					2,000,000	0	0
Common stock, shares outstanding (in shares)			5,998,687					2,000,000	0	0
Class A Common Stock Subject to Possible Redemption
STOCKHOLDERS' (DEFICIT) EQUITY
Class A common stock subject to possible redemption, outstanding (in shares)								3,998,687
Class A Common Stock Subject to Possible Redemption | BANYAN ACQUISITION CORPORATION
STOCKHOLDERS' (DEFICIT) EQUITY
Number of shares redeemed			20,151,313
Class A common stock subject to possible redemption, outstanding (in shares)								3,998,687	0	24,150,000
Class B common stock
STOCKHOLDERS' (DEFICIT) EQUITY
Number of shares converted			2,000,000
Class B common stock | BANYAN ACQUISITION CORPORATION
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, shares authorized (in shares)								60,000,000	60,000,000	60,000,000
Par value of common stock | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote								1		1
Number of shares converted			2,000,000
Conversion ratio			1
Common stock, shares issued (in shares)			5,245,000					5,245,000	7,245,000	7,245,000
Common stock, shares outstanding (in shares)			5,245,000					5,245,000	7,245,000	7,245,000
Class A common stock subject to possible redemption, outstanding (in shares)			1,018,750
Ratio to be applied to the stock in the conversion								23.00%		23.00%
Number of shares issued during the period				345,000	1,725,000	345,000
Class B common stock | Sponsor | BANYAN ACQUISITION CORPORATION
STOCKHOLDERS' (DEFICIT) EQUITY
Number of shares issued during the period				345,000			8,625,000
Aggregate purchase price | $							$ 25,000
Number of shares forfeited					1,725,000
Class B common stock | Directors, executive officers, special advisor and other third parties | Sponsor | BANYAN ACQUISITION CORPORATION
STOCKHOLDERS' (DEFICIT) EQUITY
Number of shares issued during the period							142,500

[1]	Includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The Company surrendered 1,725,000 shares of Class B Common Stock on November 30, 2021 and issued an additional 345,000 shares of Class B common stock on January 19, 2022 pursuant to a stock split by way of a stock dividend for no additional consideration. The underwriters exercised the over-allotment option in full on January 24, 2022. See Note 6.